SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3:-	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements of the Company as of December 31, 2015, set forth in the Company's Annual Report on Form 20-F as filed with the U.S. Securiteis and Exchange Commission on May 16, 2016, except for the following:

a.	Accounting for share-based compensation:

The Company accounts for share-based payment in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's statement of operations.

The fair value for the Company's stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six months ended June 30,	Six months ended June 30,
	2016	2015

Dividend yield	0%	-
Risk-free interest rate	1.17%	-
Expected term (in years)	4.5	-
Volatility	76.13%	-
Forfeiture rate	10%	-

The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts and may be subject to changes in the future.

The computation of expected volatility is based on realized historical share price volatility of the Company's share.

The risk-free interest rate assumption is the implied yield currently available on the U.S treasury yield zero-coupon issues with a remaining term equal to the expected life term of the Company's options.

The expected term of the options represents the period of time that the options are expected to be outstanding and is based on the simplified method, as allowed under Staff Accounting Bulleting No. 110, which is the mid point between the vesting date and the end of the contractual of the option.

b.	Recently Issued Accounting Standards:

ASU 2016-09 - Stock Compensation (Topic 718):

In March 2016, the FASB issued ASU 2016-9, “Stock Compensation (Topic 718) – Improvements to Employee Share-Based Payment Accounting.”  This guidance simplifies various aspects related to how share-based payments are accounted for and presented in the financial statements. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. The Company is currently evaluating the impact of the guidance on its consolidated financial statements.

ASU 2014-09 - Revenue from Contracts with Customers (Topic 606):

In April 2016, the FASB issued ASU 2016-10, which clarifies the implementation guidance on identifying promised goods or services and on determining whether an entity's promise to grant a license with either a right to use the entity's intellectual property (which is satisfied at a point in time) or a right to access the entity's intellectual property (which is satisfied over time). The guidance is effective for the interim and annual periods beginning on or after December 15, 2017, or January 1, 2018, for the Company (early adoption is permitted for the interim and annual periods beginning on or after December 15, 2016). The guidance permits the use of either a retrospective or cumulative effect transition method. The Company is currently evaluating the impact of the guidance on its consolidated financial statements.